LONG-TERM LOANS FROM BANKS (Details Textual) In Thousands, unless otherwise specified						12 Months Ended
	Dec. 31, 2014 Long-term Loans from Banks [Member] USD ($)	Dec. 31, 2014 Year 2013-2014 [Member] Long-term Loans from Banks [Member]	Dec. 31, 2014 Year 2015 [Member] Long-term Loans from Banks [Member]	Dec. 31, 2014 Year 2016 [Member] Long-term Loans from Banks [Member]	Dec. 31, 2014 Year 2017 and thereafter [Member] Long-term Loans from Banks [Member]	Dec. 31, 2014 Credit facility [Member]	Dec. 31, 2014 Credit facility [Member] Long-term Loans from Banks [Member] ILS	Dec. 31, 2014 Company And Its Subsidiaries [Member] Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Minimum Ratio Of Shareholders Equity To Consolidated Assets	20.00%
Minimum Shareholders Equity	$ 20,000						50,000
Maximum debt ratio		4.2	3.5	3	2.5		5.5	4
Ratio of annual EBITDA to current maturities						less than 1